Share-Based Payments - Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, shares	41,177
Granted, shares	15,671
Vested, shares	(13,281)
Reinvested dividend equivalents, shares	1,740
Forfeited, shares	(3,367)
Nonvested, end of period, shares	41,940
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 17.57
Granted, weighted-average grant date fair value per share	$ 18.91
Vested, weighted-average grant date fair value per share	$ 20.99
Reinvested dividend equivalents, weighted-average grant date fair value per share	$ 19.28
Forfeited, weighted-average grant date fair value per share	$ 17.27
Nonvested, end of period, weighted-average grant date fair value per share	$ 17.08